UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259

                  Promark Absolute Return Strategies Fund, LLC
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-418-6307

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009


REGISTRANT NAME: PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-21259
REPORTING PERIOD: 07/01/2008 - 06/30/2009
REGISTRANT ADDRESS: 767 FIFTH AVENUE, 15TH FLOOR, NEW YORK, NY 10153 NAME OF SERIES (AS APPLICABLE): PROMARK ABSOLUTE RETURN STRATEGY FUND I

                                                                                                               FUND'S
                                                                                                                VOTE
                                                                                                               FOR OR
                                                                                                              AGAINST
                                                                                                            PROPOSAL, OR
                                                                                                              ABSTAIN;
                                                                                                                FOR
                                                                                         WHO                     OR       WHETHER
                                                                                      PROPOSED    WHETHER     WITHHOLD    VOTE WAS
                       EXCHANGE       SHAREHOLDER                                      MATTER:   FUND CAST   REGARDING     FOR OR
      ISSUER OF         TICKER  CUSIP   MEETING                                       ISSUER /      VOTE    ELECTION OF    AGAINST
  PORTFOLIO SECURITY    SYMBOL    #      DATE          SUMMARY OF MATTER VOTED ON    SHAREHOLDER  ON MATTER  DIRECTORS   MANAGEMENT
---------------------- -------- ----- ----------- ---------------------------------- ----------- ---------- ------------ ----------
Aristeia International N/A      N/A     30-Oct-08 Adoption of a new Memorandum of    Issuer      Yes        For             For
Limited                                           Association and Articles of
                                                  Association
TOSCAFUND LIMITED      N/A      N/A     26-Nov-08 Approval of variations to the      Issuer      Yes        For             For
                                                  rights attaching to the issued
                                                  shares in the company
Aristeia Special       N/A      N/A     18-Dec-08 Wind-up the company and suspend    Issuer      Yes        For             For
Investments, Ltd.                                 the redemptions
Taconic Opportunity    N/A      N/A     30-Dec-08 Adoption of a final set of         Issuer      Yes        For             For
offshore Fund Ltd.                                Memorandum of Association and
                                                  Articles of Association and
                                                  increase authorized share capital
Gracie International   N/A      N/A     30-Jan-09 Appoint directors and amend        Issuer      Yes        For             For
Credit Opportunities                              Articles of Association
Fund, Ltd.
Centaurus Alpha Fund   N/A      N/A     24-Feb-09 Approval of variations to the      Issuer      Yes        For             For
Limited                                           rights attaching to the issued A
                                                  and Ordinary shares in the company
                                                  and amendments to the Articles of
                                                  Association

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Promark Absolute Return Strategies Fund, LLC

By (Signature and Title)* /s/ Nancy C. Everett
                          ------------------------------------
                          Nancy C. Everett, President and
                          Chief Executive Officer
                          (Principal Executive Officer)
Date August 7, 2009

* Print the name and title of each signing officer under his or her signature.